Major Reseller Customers - Summary Of Concentration Of Accounts Receivable Of Major Resellers (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Reseller [Member] | Minimum [Member]
Major Reseller Customers [Line Items]
Concentration Risk, Percentage	10.00%	10.00%	10.00%